Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

7.	Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$612,721,456	$648,741,272
Deemed distributed loans	(216,247)	(191,299)
Net assets available for benefits per the Form 5500	$612,505,209	$648,549,973

The following is a reconciliation of the changes in net assets available for benefits per the financial statements for the year ended December 31, 2025, to Form 5500:

2025
Change in net assets available for benefits before plan transfers per the financial statements	$(36,052,349)
Change in deemed distributed loans	(24,948)
Change in net assets available for benefits per the Form 5500	$(36,077,297)